Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 3.5%
160,416	(1)	Pinterest, Inc.	$8,173,195	0.4
130,099	(1),(2)	ROBLOX Corp.	9,828,979	0.4
76,856	(1)	Roku, Inc.	24,082,828	1.0
335,931	(1)	Snap, Inc.	24,815,223	1.1
98,224	(1)	Take-Two Interactive Software, Inc.	15,133,372	0.6
			82,033,597	3.5

		Consumer Discretionary: 17.2%
30,520	(1)	Chipotle Mexican Grill, Inc.	55,470,710	2.4
271,862		Darden Restaurants, Inc.	41,178,937	1.8
166,512	(1),(2)	Etsy, Inc.	34,627,836	1.5
307,375	(1),(2)	Expedia Group, Inc.	50,378,762	2.2
257,826	(1)	Floor & Decor Holdings, Inc.	31,142,803	1.3
142,622	(1)	Lululemon Athletica, Inc.	57,719,123	2.5
73,554	(1)	O'Reilly Automotive, Inc.	44,945,907	1.9
177,179	(1),(2)	Peloton Interactive, Inc.	15,423,432	0.6
328,403		Ross Stores, Inc.	35,746,667	1.5
389,430	(1)	Royal Caribbean Cruises Ltd.	34,639,799	1.5
			401,273,976	17.2

		Consumer Staples: 2.2%
325,918	(1)	Celsius Holdings, Inc.	29,361,953	1.3
99,839		Constellation Brands, Inc.	21,035,079	0.9
			50,397,032	2.2

		Energy: 1.5%
357,913		Diamondback Energy, Inc.	33,883,624	1.5

		Financials: 5.3%
237,292	(2)	Discover Financial Services	29,151,322	1.2
24,327		LPL Financial Holdings, Inc.	3,813,500	0.2
37,346		MarketAxess Holdings, Inc.	15,711,089	0.7
87,150		MSCI, Inc. - Class A	53,016,831	2.3
233,420		Progressive Corp.	21,098,834	0.9
			122,791,576	5.3

		Health Care: 17.5%
181,098		Agilent Technologies, Inc.	28,528,368	1.2
58,769		Bio-Techne Corp.	28,477,694	1.2
119,374	(1)	Charles River Laboratories International, Inc.	49,262,069	2.1
131,614	(1)	DexCom, Inc.	71,974,432	3.1
571,489	(1)	Horizon Therapeutics Plc	62,600,905	2.7
191,856	(1)	Novocure Ltd.	22,287,911	1.0
699,123	(1),(2)	Progyny, Inc.	39,150,888	1.7
223,902	(1)	Seagen, Inc.	38,018,560	1.7
199,246	(1),(2)	Tandem Diabetes Care, Inc.	23,785,987	1.0
114,150	(1)	United Therapeutics Corp.	21,069,807	0.9
72,234	(1),(2)	Veeva Systems, Inc.	20,815,672	0.9
			405,972,293	17.5

		Industrials: 14.4%
323,589		Ametek, Inc.	40,128,272	1.7
617,760	(1)	CoStar Group, Inc.	53,164,426	2.3
156,902		Hubbell, Inc.	28,347,484	1.2
100,155		IDEX Corp.	20,727,077	0.9
600,007		Quanta Services, Inc.	68,292,797	2.9
61,072		Roper Technologies, Inc.	27,246,051	1.2
66,841	(1)	TransDigm Group, Inc.	41,746,884	1.8
438,928		Waste Connections, Inc.	55,274,203	2.4
			334,927,194	14.4

		Information Technology: 33.1%
533,530	(1)	Anaplan, Inc.	32,486,642	1.4
94,801	(1)	Autodesk, Inc.	27,034,401	1.2
232,448	(1)	Avalara, Inc.	40,624,937	1.7
199,825	(1),(2)	Bill.com Holdings, Inc.	53,343,284	2.3
290,145	(1)	Cadence Design Systems, Inc.	43,939,559	1.9
282,152		CDW Corp.	51,357,307	2.2
276,370	(1)	DocuSign, Inc.	71,145,929	3.1
539,622	(1)	Dynatrace, Inc.	38,296,973	1.6
458,932		Entegris, Inc.	57,779,539	2.5
141,864	(1)	Gartner, Inc.	43,109,632	1.8
191,620	(1)	Keysight Technologies, Inc.	31,481,250	1.4
836,047		Marvell Technology, Inc.	50,421,995	2.2
79,818		Monolithic Power Systems, Inc.	38,686,188	1.7
104,278		Motorola Solutions, Inc.	24,225,865	1.0
166,037	(1),(2)	Paylocity Holding Corp.	46,556,775	2.0
120,883	(1)	RingCentral, Inc.	26,292,052	1.1
298,306	(1),(2)	Shift4 Payments, Inc.	23,124,681	1.0
111,700	(1)	Twilio, Inc.	35,637,885	1.5
69,046	(1)	Zebra Technologies Corp.	35,587,689	1.5
			771,132,583	33.1

		Materials: 1.8%
120,049		Avery Dennison Corp.	24,875,353	1.1
173,723		Crown Holdings, Inc.	17,507,804	0.7
			42,383,157	1.8

		Real Estate: 1.7%
289,769		Equity Lifestyle Properties, Inc.	22,630,959	1.0
54,277		SBA Communications Corp.	17,942,348	0.7
			40,573,307	1.7

	Total Common Stock
	(Cost $1,777,396,882)		2,285,368,339	98.2

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
		Commercial Paper: 0.4%
400,000	(3)	ANZ Bank, 0.120%, 02/10/2022	$399,873	0.0
350,000	(3)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	349,875	0.0
300,000	(3)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	299,803	0.0
250,000	(3)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	249,941	0.0
375,000	(3)	DBS Bank Ltd., 0.120%, 02/01/2022	374,806	0.0
375,000	(3)	DNB Bank ASA, 0.140%, 03/16/2022	374,824	0.0
300,000	(3)	DNB Bank ASA, 0.140%, 03/22/2022	299,849	0.0
375,000	(3)	HSBC Bank PLC, 0.140%, 03/03/2022	374,658	0.0
300,000	(3)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	299,929	0.0
375,000	(3)	Lloyds Bank PLC, 0.100%, 12/20/2021	374,912	0.0
275,000	(3)	LMA-Americas LLC, 0.150%, 03/14/2022	274,817	0.0
400,000	(3)	Matchpoint Finance PLC, 0.100%, 12/07/2021	399,915	0.1
375,000	(3)	National Australia Bank Ltd., 0.120%, 02/18/2022	374,837	0.0
400,000	(3)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	399,876	0.0
400,000	(3)	NRW.Bank, 0.130%, 03/21/2022	399,757	0.0
375,000	(3)	Old Line Funding LLC, 0.130%, 03/10/2022	374,775	0.0
400,000	(3)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	399,901	0.1
400,000	(3)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	399,912	0.1
425,000	(3)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	424,688	0.1
400,000	(3)	Societe Generale, 0.170%, 03/31/2022	399,717	0.0
400,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	399,749	0.0
375,000	(3)	Swedbank AB, 0.150%, 03/23/2022	374,757	0.0
400,000	(3)	Swedbank AB, 0.150%, 03/24/2022	399,738	0.0
375,000	(3)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	374,743	0.0
300,000	(3)	Victory Receivables Corporation, 0.120%, 01/06/2022	299,899	0.0
375,000	(3)	Westpac Banking Corp., 0.130%, 03/25/2022	374,780	0.0

	Total Commercial Paper
	(Cost $9,470,331)		9,470,331	0.4

		Floating Rate Notes: 0.1%
525,000	(3)	ANZ Bank, 0.130%, 03/30/2022	525,000	0.1
350,000	(3)	Bank of Montreal, 0.120%, 01/05/2022	350,132	0.0
350,000	(3)	Bank of Nova Scotia, 0.120%, 12/23/2021	350,122	0.0
375,000	(3)	Barclays Bank PLC, 0.160%, 03/22/2022	375,008	0.0
375,000	(3)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	375,028	0.0
250,000	(3)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	249,995	0.0
375,000	(3)	DBS Bank Ltd., 0.140%, 03/16/2022	374,952	0.0
375,000	(3)	National Australia Bank Ltd., 0.130%, 03/10/2022	375,000	0.0
300,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	300,014	0.0

	Total Floating Rate Notes
	(Cost $3,275,251)		3,275,251	0.1

		Repurchase Agreements: 3.2%
17,214,936	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $17,214,960, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $17,559,235, due 11/01/21-07/20/71)	17,214,936	0.7
6,336,736	(3)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $6,336,745, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,463,471, due 11/15/21-01/20/69)	6,336,736	0.3

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,337,298	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $7,337,314, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $7,484,097, due 10/12/21-08/15/51)	$7,337,298	0.3
3,616,922	(3)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $3,616,929, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,689,261, due 06/01/22-11/01/56)	3,616,922	0.2
5,881,894	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $5,881,904, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $5,999,542, due 08/01/23-07/20/71)	5,881,894	0.3
3,342,569	(3)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $3,342,576, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $3,408,868, due 08/15/28-08/15/44)	3,342,569	0.1
16,274,825	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $16,274,847, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $16,600,322, due 10/31/21-05/01/58)	16,274,825	0.7
10,493,565	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $10,493,594, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,703,746, due 07/15/23-02/15/48)	10,493,565	0.5
2,822,290	(3)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $2,822,298, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,878,736, due 11/20/21-09/15/56)	2,822,290	0.1

	Total Repurchase Agreements
	(Cost $73,321,035)	73,321,035		3.2

		Certificates of Deposit: 0.2%
275,000	(3)	Bank of Montreal, 0.130%, 02/28/2022	274,988	0.0
330,000	(3)	BNP Paribas, 0.130%, 03/03/2022	330,010	0.0
400,000	(3)	Credit Agricole, 0.100%, 12/01/2021	400,021	0.1
375,000	(3)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	374,988	0.0
400,000	(3)	Lloyds Bank PLC, 0.130%, 02/22/2022	400,185	0.1
375,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	375,015	0.0

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit (continued)
275,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	$274,999	0.0
375,000	(3)	Mizuho Bank Ltd., 0.150%, 03/07/2022	374,995	0.0
375,000	(3)	Mizuho Bank Ltd., 0.150%, 03/14/2022	374,991	0.0
375,000	(3)	Norinchukin Bank of New York, 0.110%, 01/27/2022	374,987	0.0
375,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	375,025	0.0
375,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	375,008	0.0
390,000	(3)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	390,117	0.0
275,000	(3)	Toronto-Dominion Bank, 0.150%, 03/03/2022	275,109	0.0

	Total Certificates of Deposit
	(Cost $4,970,438)		4,970,438	0.2

		Time Deposits: 0.5%
2,170,000	(3)	Barclays Bank PLC, 0.090%, 10/01/2021	2,170,000	0.1
1,820,000	(3)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.040%, 10/01/2021	1,820,000	0.1
2,290,000	(3)	Landesbank Baden-Wurttemberg, 0.040%, 10/01/2021	2,290,000	0.1
2,340,000	(3)	Mizuho Bank LTD, 0.070%, 10/01/2021	2,340,000	0.1
2,280,000	(3)	Societe Generale, 0.040%, 10/01/2021	2,280,000	0.1

	Total Time Deposits
	(Cost $10,900,000)		10,900,000	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.3%
48,338,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	48,338,000	2.1
2,714,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	2,714,000	0.1
2,390,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	$2,390,000	0.1
	Total Mutual Funds
	(Cost $53,442,000)		53,442,000	2.3

	Total Short-Term Investments
	(Cost $155,379,055)		155,379,055	6.7

	Total Investments in Securities (Cost $1,932,775,937)		$2,440,747,394	104.9
	Liabilities in Excess of Other Assets		(114,013,066)	(4.9)
	Net Assets		$2,326,734,328	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$2,285,368,339	$–	$–	$2,285,368,339
Short-Term Investments	53,442,000	101,937,055	–	155,379,055
Total Investments, at fair value	$2,338,810,339	$101,937,055	$–	$2,440,747,394

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,943,403,791.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$554,295,814
Gross Unrealized Depreciation	(56,952,206)

Net Unrealized Appreciation	$497,343,608